Information related to guaranteed securities issued by subsidiaries	12 Months Ended
Dec. 31, 2017
Information related to guaranteed securities issued by subsidiaries [Abstract]
Information related to guaranteed securities issued by subsidiaries

34.              Information related to guaranteed securities issued by subsidiaries

Braskem S.A. has fully and unconditionally guaranteed the debit securities issued by Braskem Finance, Braskem America Finance and Braskem Holanda Finance 100-percent-owned subsidiaries of Braskem. There are no significant restrictions on the ability of Braskem to obtain funds from these subsidiaries.